Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	MANHATTAN BRIDGE CAPITAL, INC
Entity Central Index Key	0001080340
Entity Filer Category	Smaller Reporting Company
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2014